Regulatory Assets and Liabilities (Unamortized Defeance Costs and Standard Cost Recovery) (Details) - CAD CAD in Billions	Dec. 31, 2016	Dec. 31, 2015
Nova Scotia Power Inc. [Member] | Defeased Debt [Member]
Public Utilities, General Disclosures [Line Items]
Long-term Debt	CAD 0.8	CAD 0.8